Intangible Assets - Amortization Expense of Intangibles as a Research and Development Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 223	$ 182